Borrowings - Schedule of Contractual Principal Payments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Long-term Debt, Fiscal Year Maturity [Abstract]
2022	$ 7.1
2023	8.4
2024	8.3
2025	8.2
2026	9.6
Thereafter	790.2
Total third-party borrowings	831.8	$ 908.7	$ 724.3
Unamortized debt issuance costs	(21.1)	$ (16.6)	$ (13.4)
Total third-party borrowings, net of debt issuance costs	$ 810.7